Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 296,275	$ 4,555	₨ 262,907	₨ 345,328
Cash and cash equivalents	₨ 1,991,846	$ 30,625	₨ 1,621,358	₨ 1,390,552